Schedule of Investments(a)
September 30, 2020
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.87%
Aerospace & Defense–2.95%
Lockheed Martin Corp.	79,951	$30,643,619
Air Freight & Logistics–2.00%
C.H. Robinson Worldwide, Inc.	66,674	6,813,416
United Parcel Service, Inc., Class B	84,025	14,001,086
		20,814,502
Application Software–1.41%
Adobe, Inc.(b)	19,312	9,471,184
Workday, Inc., Class A(b)	24,305	5,228,735
		14,699,919
Automobile Manufacturers–0.47%
General Motors Co.(b)	164,463	4,866,460
Automotive Retail–0.68%
O’Reilly Automotive, Inc.(b)	15,320	7,063,746
Biotechnology–2.04%
Amgen, Inc.	67,354	17,118,692
Neurocrine Biosciences, Inc.(b)	42,386	4,075,838
		21,194,530
Commodity Chemicals–0.48%
Valvoline, Inc.	259,360	4,938,214
Communications Equipment–1.28%
Motorola Solutions, Inc.	84,890	13,311,601
Construction Materials–0.21%
Vulcan Materials Co.	15,887	2,153,324
Consumer Finance–1.37%
Capital One Financial Corp.	198,447	14,260,401
Data Processing & Outsourced Services–2.93%
Fiserv, Inc.(b)	73,004	7,523,062
Mastercard, Inc., Class A	67,867	22,950,584
		30,473,646
Distillers & Vintners–1.03%
Constellation Brands, Inc., Class A	56,220	10,654,252
Diversified Banks–2.50%
JPMorgan Chase & Co.	269,645	25,958,724
Electric Utilities–1.21%
Duke Energy Corp.	141,960	12,571,978
Environmental & Facilities Services–1.32%
Waste Connections, Inc.	132,054	13,707,205
Financial Exchanges & Data–2.00%
Intercontinental Exchange, Inc.	207,436	20,753,972
Food Distributors–0.60%
Sysco Corp.	99,339	6,180,873
General Merchandise Stores–1.45%
Target Corp.	95,854	15,089,337
Shares		Value
Health Care Equipment–0.62%
Zimmer Biomet Holdings, Inc.	47,005	$6,399,261
Health Care Facilities–1.94%
HCA Healthcare, Inc.(b)	161,264	20,106,395
Health Care Services–0.33%
Laboratory Corp. of America Holdings(b)	18,140	3,415,218
Health Care Supplies–0.71%
Alcon, Inc. (Switzerland)	86,596	4,931,642
Quidel Corp.(b)	11,249	2,467,806
		7,399,448
Home Improvement Retail–2.31%
Home Depot, Inc. (The)	86,541	24,033,301
Homebuilding–0.91%
D.R. Horton, Inc.	125,560	9,496,103
Household Products–4.70%
Church & Dwight Co., Inc.	62,206	5,829,324
Procter & Gamble Co. (The)	281,044	39,062,306
Reckitt Benckiser Group PLC (United Kingdom)	40,196	3,918,834
		48,810,464
Industrial Conglomerates–1.07%
Honeywell International, Inc.	67,746	11,151,669
Industrial REITs–2.80%
Prologis, Inc.	288,873	29,066,401
Integrated Telecommunication Services–2.41%
Verizon Communications, Inc.	421,324	25,064,565
Interactive Media & Services–5.83%
Alphabet, Inc., Class A(b)	7,256	10,634,394
Facebook, Inc., Class A(b)	140,420	36,775,998
Tencent Holdings Ltd., ADR (China)	194,784	13,177,137
		60,587,529
Internet & Direct Marketing Retail–8.56%
Amazon.com, Inc.(b)	23,300	73,365,409
Booking Holdings, Inc.(b)	9,125	15,609,955
		88,975,364
Internet Services & Infrastructure–0.15%
Snowflake, Inc., Class A(b)	6,319	1,586,069
IT Consulting & Other Services–2.08%
Accenture PLC, Class A	69,175	15,632,858
Amdocs Ltd.	105,002	6,028,165
		21,661,023
Life Sciences Tools & Services–2.53%
Avantor, Inc.(b)	196,699	4,423,761
Thermo Fisher Scientific, Inc.	49,614	21,905,573
		26,329,334

See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer V.I. Main Street Fund®

Shares		Value
Managed Health Care–4.24%
UnitedHealth Group, Inc.	141,174	$44,013,818
Movies & Entertainment–0.52%
Live Nation Entertainment, Inc.(b)	38,807	2,090,921
Warner Music Group Corp., Class A	116,082	3,336,197
		5,427,118
Multi-Sector Holdings–2.56%
Berkshire Hathaway, Inc., Class B(b)	124,899	26,595,993
Oil & Gas Exploration & Production–0.50%
Cabot Oil & Gas Corp.	299,468	5,198,764
Oil & Gas Refining & Marketing–0.42%
Valero Energy Corp.	101,811	4,410,453
Oil & Gas Storage & Transportation–0.92%
Magellan Midstream Partners L.P.	279,618	9,562,936
Other Diversified Financial Services–1.47%
Equitable Holdings, Inc.	838,577	15,295,644
Packaged Foods & Meats–0.97%
a2 Milk Co. Ltd. (The) (New Zealand)(b)	162,639	1,648,214
Mondelez International, Inc., Class A	146,217	8,400,166
		10,048,380
Pharmaceuticals–4.63%
AstraZeneca PLC, ADR (United Kingdom)	436,780	23,935,544
Merck & Co., Inc.	291,219	24,156,616
		48,092,160
Property & Casualty Insurance–1.87%
Progressive Corp. (The)	205,344	19,439,916
Shares		Value
Railroads–1.65%
Union Pacific Corp.	87,302	$17,187,145
Semiconductor Equipment–2.18%
Applied Materials, Inc.	380,813	22,639,333
Semiconductors–4.98%
QUALCOMM, Inc.	281,027	33,071,258
Texas Instruments, Inc.	130,851	18,684,214
		51,755,472
Systems Software–8.97%
Microsoft Corp.	443,460	93,272,942
Thrifts & Mortgage Finance–1.11%
Rocket Cos., Inc., Class A(b)	581,139	11,582,100
Total Common Stocks & Other Equity Interests (Cost $730,526,386)		1,037,940,621
Money Market Funds–0.43%
Invesco Government & Agency Portfolio, Institutional Class, 0.02%(c)(d)	1,575,636	1,575,636
Invesco Liquid Assets Portfolio, Institutional Class, 0.10%(c)(d)	1,124,451	1,125,013
Invesco Treasury Portfolio, Institutional Class, 0.02%(c)(d)	1,800,727	1,800,727
Total Money Market Funds (Cost $4,501,405)		4,501,376
TOTAL INVESTMENTS IN SECURITIES–100.30% (Cost $735,027,791)		1,042,441,997
OTHER ASSETS LESS LIABILITIES—(0.30)%		(3,140,936)
NET ASSETS–100.00%		$1,039,301,061
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2020.

	Value December 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value September 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$14,860,862	$127,817,524	$(141,102,750)	$-	$-	$1,575,636	$43,204
Invesco Liquid Assets Portfolio, Institutional Class	-	22,726,922	(21,600,462)	(29)	(1,418)	1,125,013	2,140
Invesco Treasury Portfolio, Institutional Class	-	36,363,031	(34,562,304)	-	-	1,800,727	973
Total	$14,860,862	$186,907,477	$(197,265,516)	$(29)	$(1,418)	$4,501,376	$46,317

(d)	The rate shown is the 7-day SEC standardized yield as of September 30, 2020.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer V.I. Main Street Fund®

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$1,032,373,573	$5,567,048	$—	$1,037,940,621
Money Market Funds	4,501,376	—	—	4,501,376
Total Investments	$1,036,874,949	$5,567,048	$—	$1,042,441,997
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco Oppenheimer V.I. Main Street Fund®